Income Tax - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Net operating loss carryforwards	$ 6,919	$ 7,415
Research and development credits	10,089	10,843
Others	36
Deferred tax assets gross	17,044	18,258
Valuation allowance	(17,044)	(18,258)
Total net deferred income tax assets